Federal Home Loan Bank Advances And Junior Subordinated Debenture	12 Months Ended
Dec. 31, 2011
Federal Home Loan Bank Advances And Junior Subordinated Debenture [Abstract]
Federal Home Loan Bank Advances And Junior Subordinated Debenture
(7)	Federal Home Loan Bank Advances and Junior Subordinated Debenture

The maturities and interest rates on the Federal Home Loan Bank ("FHLB") advances were as follows (dollars in thousands):

Maturity Year Ending December 31,	Call Date	Interest Rate	At December 31,
			2011	2010

2012	2012	4.75%	$4,000	$4,000
2013	2012	3.64	7,500	7,500
2016	—	4.51	5,000	5,000
2016	—	4.65	8,000	8,000
2016	—	4.44	5,600	5,600
2017	2012	4.38	1,600	1,600

			$31,700	$31,700

Certain of the above advances are callable by the FHLB starting in the year indicated.

At December 31, 2011 and 2010, the FHLB advances were collateralized by $10.2 million and $15.8 million, respectively, of securities and by a lien on qualifying residential one-to-four family mortgage loans, commercial and multi-family real estate loans and second mortgage loans.

During the year ended December 31, 2010, the Company sold mortgage-backed securities and collateralized mortgage obligations with a carrying value of $13.8 million in order to downsize and deleverage its balance sheet in order to increase the Bank's regulatory capital ratios to comply with the Consent Order issued by the FDIC and OFR (see Note 14). The proceeds from the sale of securities were used to prepay approximately $16 million in FHLB advances secured by these securities. The Company realized a loss from prepayment penalties of approximately $735,000.

On September 30, 2004, the Company issued a $5,155,000 junior subordinated debenture to an unconsolidated subsidiary. The debenture has a term of thirty years. The interest rate was fixed at 6.4% for the first five years, and thereafter, the coupon rate floats quarterly at the three-month LIBOR rate plus 2.45% (2.97% at December 31, 2011). The junior subordinated debenture, due in 2034, is redeemable in certain circumstances after October 2009. The terms of the debenture agreement allow the Company to defer payments of interest on the debenture by extending the interest payment period at any time during the term of the debenture for up to twenty consecutive quarterly periods. During 2011 and 2010, the Company exercised its right to defer payment of interest on the debenture. Interest payments deferred as of December 31, 2011 and 2010 totaled $326,000 and $179,000, respectively.